Employee Benefit Plans (Narrative) (Details) - USD ($) $ in Millions		12 Months Ended
	Nov. 15, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Defined Benefit Plan Disclosure [Line Items]
Net loss in AOCI expected to be recognized			$ 2.1
HRG Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Termination date, defined benefit plan	Feb. 15, 2018
Unfunded benefit obligation			4.2
Defined Contribution Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions to pension and defined benefit plans, including discretionary amounts		$ 10.7	$ 10.7	$ 10.2